NET EARNINGS (LOSS) PER SHARE - Disclosure of earnings per share (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
For the computation of basic net earnings from continuing operations, Weighted number of shares	13,184	6,863	12,232	6,943
For the computation of basic net earnings from continuing operations, Net loss attributable to equity holders of the Company	$ (3,459)	$ (3,388)	$ (4,059)	$ (9,181)
Effect of potential dilutive Common Shares - Warrants, Weighted number of shares	0	181	0	181
Effect of potential dilutive Common Shares - Warrants, Net loss attributable to equity holders of the Company	$ 0	$ (3,028)	$ 0	$ (5,703)
For the computation of diluted net earnings from continuing operations, Weighted number of shares	13,184	7,044	12,232	7,124
For the computation of diluted net earnings from continuing operations, Net loss attributable to equity holders of the Company	$ (3,459)	$ (6,416)	$ (4,059)	$ (14,884)
For the computation of basic and diluted net earnings from discontinued operations,Weighted number of shares	0	6,863	0	6,943
For the computation of basic and diluted net earnings from discontinued operations, Net loss attributable to equity holders of the Company	$ 0	$ (15,277)	$ 0	$ (18,936)